FINANCING ARRANGEMENTS	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Debt Disclosure [Abstract]
FINANCING ARRANGEMENTS

10. FINANCING ARRANGEMENTS

On June 2, 2016, we entered into a new first lien term loan in the aggregate amount of $1,300,000, which matures on June 2, 2023 (the “2016 First Lien Term Loan”). On the same date, we also entered into an amendment to our asset-based revolving credit facility (the “ABL Facility”), which extended its maturity date to June 2, 2021. We refer to the 2016 First Lien Term Loan together with the ABL Facility as our credit facilities. The net proceeds from the 2016 First Lien Term Loan of $1,293,500 (which is net of original issue discount of $6,500), were used to repay the amounts outstanding under the 2012 issuance of a $925,000 first lien term loan (the “2012 First Lien Term Loan”) and the 2012 issuance of a $375,000 second lien term loan (the “2012 Second Lien Term Loan”) (collectively, the “Prior Term Loans”), pay related accrued interest of $11,990, pay a prepayment penalty of $3,735 and pay debt issuance costs of $15,449. Proceeds of $3,619 were retained for working capital and other purposes.

Further, using proceeds from the sale of our common stock in the IPO, we voluntarily repaid $205,000 of the 2016 First Lien Term Loan on July 21, 2016. The agreement governing the 2016 First Lien Term Loan had stipulated mandatory quarterly principal repayments of $3,250 between September 30, 2016 and June 2, 2023 (the maturity date) and a single payment of $1,212,250 on the maturity date. However, we applied the repayment to the scheduled payments that would have fallen due between September 30, 2016 and June 2, 2023, and also to a portion of the single payment due June 2, 2023. As a result, as of October 1, 2016, the only required future payment under the 2016 First Lien Term Loan was a single payment of $1,095,000 which is due June 2, 2023. In connection with the payment of $205,000, we wrote off $1,900 and $1,466 in deferred financing fees and original issue discount, respectively, during 3rd quarter 2016. Such amounts are included in refinancing charges in our Condensed Consolidated Statements of Operations and Comprehensive Income.

Debt consisted of the following:

	October 1, 2016	January 2, 2016
2016 First Lien Term Loan, with floating interest rates, maturing June 2, 2023, net of original issue discount of $7,359	$1,045,526	$—
2016 First Lien Term Loan, held by related party, net of original issue discount of $294	41,821	—
2012 First Lien Term Loan, net of original issue discount of $2,399	—	894,851
2012 Second Lien Term Loan, net of original issue discount of $2,438	—	340,562
2012 Second Lien Term Loan, held by related party, net of original issue discount of $228	—	31,772
Revolving line of credit, maximum borrowings of $175,000 with floating interest rates, maturing June 2, 2021	—	—
Debt issuance costs	(9,915)	(11,071)
Capitalized lease obligations maturing through fiscal 2018	417	861
Insurance premium financing	—	1,583

Total debt	$1,077,849	$1,258,558
Less: current maturities	$(395)	$(24,721)

	$1,077,454	$1,233,837

The original issue discount, in aggregate, for the Prior Term Loans was $1,300,000 ($925,000 and $375,000 for the 2012 First Lien Term Loan and the 2012 Second Lien Term Loan, respectively). The financing of the 2016 First Lien Term Loan and the repayment of the Prior Term Loans were accounted for pursuant to ASC 470-50, Debt—Modification and Extinguishments (ASC 470-50). Accordingly, we recognized $825 and $1,336 in interest expense related to the write off of the original issue discount and a portion of the unamortized deferred financing fees, respectively, that were associated with the Prior Term Loans. Fees paid of $15,449 were assessed under ASC 470-50, to be expensed or capitalized and amortized over the lives of the new loans. Of the new fees incurred, $11,896 were expensed and $3,553 were capitalized. Fees expensed are recognized in refinancing charges in our Condensed Consolidated Statements of Operations and Comprehensive Income. Fees capitalized of $2,896 related to the 2016 First Lien Term Loan are recognized in “Long-term debt, net of current maturities” and $657 related to the ABL Facility are recognized in “Other assets” in our Condensed Consolidated Balance Sheets. After considering the impact of the amortization of original issue discount and deferred financing fees, the effective interest rate for the 2016 First Lien Term Loan was approximately 5.03% at the issue date.

The 2016 First Lien Term Loan is collateralized by a first-priority security interest in substantially all of our assets, except for accounts receivable, inventory and cash and cash equivalents, that serve as first-priority collateral for the ABL Facility, on which the 2016 First Lien Term Loan maintains a second-priority interest.

Interest on borrowings under the 2016 First Lien Term Loan varies based on either LIBOR or a bank base rate, plus a margin. In the case of the LIBOR option, interest varies based on either LIBOR or a bank base rate, plus a margin as set forth in the following table:

Total Net Leverage Ratio	LIBOR Loans	Bank Base Rate Loans
Less than or equal to 4.00:1.00	3.50%	2.50%
Greater than 4.00:1.00	3.75%	2.75%

Interest based on the bank base rate is subject to the prime rate plus a margin. At October 1, 2016, the interest rate for the 2016 First Lien Term Loan was 4.50%.

The agreement governing the 2016 First Lien Term Loan includes certain non-financial covenants, which include limitations on our ability to incur additional indebtedness, issue preferred stock, pay dividends, make distributions on our capital stock, repurchase our capital stock, make certain investments, create liens on our assets, enter into transactions with affiliates, transfer and sell assets, merge, consolidate or sell all or substantially all of our assets. Such covenants also create restrictions on dividends and certain payments by our restricted subsidiaries. At October 1, 2016, we were in compliance with all such covenants. Financial maintenance covenants are also included in the agreement, but these only apply under certain conditions. The 2016 First Lien Term Loan also requires mandatory annual prepayment of Excess Cash Flow (as defined in the Credit Agreement governing the 2016 First Lien Term Loan).

Prior to its pay-off, the agreement governing the 2012 First Lien Term Loan required a mandatory prepayment of amounts equal to Excess Cash Flow (as defined in the credit agreement governing the 2012 First Lien Term Loan). For the fiscal year ended January 2, 2016, a mandatory prepayment related to Excess Cash Flow of approximately $13,407 was determined. This payment was made in the second quarter of 2016. However, certain debt holders exercised their option to reject the prepayment and $2,815 of the payment was returned to us.

The maximum borrowing limit on the ABL Facility is $175,000 and such maximum borrowing limit is further subject to a borrowing base limitation that is derived from applying defined calculations to inventory and accounts receivable balances. The agreement governing the ABL Facility continues to include certain non-financial covenants as well as certain financial maintenance covenants that only go into effect under certain conditions. Availability under the ABL Facility was as follows:

	October 1, 2016	January 2, 2016
Borrowing base limitation	$135,446	$130,941
Less: outstanding letters of credit	5,282	5,498
Less: revolving facility balance	—	—

Net availability	$130,164	$125,443

9. FINANCING ARRANGEMENTS

Debt consisted of the following:

	January 2, 2016	January 3, 2015
2012 First Lien Term Loan, with floating interest rates, maturing July 10, 2017 net of original issue discount of $2,399 and $3,869 at January 2, 2016 and January 3, 2015, respectively	$894,851	$902,631
2012 Second Lien Term Loan, with floating interest rates, maturing October 10, 2017, net of original issue discount of $2,438 and $3,810 at January 2, 2016 and January 3, 2015, respectively	340,562	339,190
2012 Second Lien Term Loan held by related party, with floating interest rates, maturing October 10, 2017, net of original issue discount of $228 and $356 at January 2, 2016 and January 3, 2015, respectively	31,772	31,644
Revolving line of credit, maximum borrowings of $175,000 in fiscal 2015 and $150,000 in fiscal 2014 with floating interest rates, maturing January 10, 2017	—	28,705
Loan origination fees	(11,071)	(17,695)
Capitalized lease obligations maturing through fiscal 2018	861	992
Insurance premium financing	1,583	2,079

Total debt	1,258,558	1,287,546
Less: current maturities	(24,721)	(11,736)

Long-term debt	$1,233,837	$1,275,810

In connection with the 2012 issuance of a $925,000 first lien term loan (the “First Lien Term Loan”) and a $375,000 second lien term loan (the “Second Lien Term Loan”) (collectively, “Term Loans”), the Company paid $30,925 in aggregate financing fees; $26,839 were capitalized and amortized over the lives of the new loans. The First Lien Term Loan and the Second Lien Term Loan were issued with original issue discounts of $6,938 and $7,500, respectively. After considering the impact of the amortization of original issue discount and deferred financing fees, the effective interest rates for the First Lien Term Loan and the Second Lien Term Loan were 6.51% and 10.55%, respectively, at the issue date.

As discussed in Note 24, subsequent to January 2, 2016, the Company completed the refinancing of its Term Loans and revolving line of credit facility.

Borrowings under the Term Loans are subject to a variable rate interest determined based on either a LIBOR or bank base rate, plus a margin, as follows:

	Applicable Margins
	LIBOR Loans	Bank Base Rate Loans
First Lien Term Loan	4.50%	3.50%
Second Lien Term Loan	8.25%	7.25%

LIBOR borrowings under the Term Loans were subject to a minimum, or floor, LIBOR rate of 1.25%. Bank base rate borrowings under the Term Loans were subject to the prime rate plus margin. During both fiscal 2015 and fiscal 2014, the Company’s debt was subject to LIBOR loan margins. At both January 2, 2016 and January 3, 2015, the interest rate for borrowings on the First Lien Term Loan was 5.75% and for the Second Lien Term Loan was 9.50%. Borrowings on the First Lien Term Loan were collateralized by a first-priority security interest in substantially all of the Company’s assets except for accounts receivable, inventory and cash and cash equivalents that serve as first-priority collateral for the revolving facility, on which the First Lien Term Loan maintained a second-priority interest. Borrowings on the Second Lien Term Loan were collateralized by a second-priority security interest in substantially all of the Company’s assets except for accounts receivable, inventory and cash and cash equivalents that serve as first-priority collateral for the revolving line of credit, on which the Second Lien Term Loan maintained a third-priority interest.

The First Lien Term Loan required mandatory prepayments upon the occurrence of certain defined events, including, but not limited to, dispositions of property, plant and equipment, depreciation of appraised value of property, plant and equipment, extraordinary cash receipts, and receipt of proceeds from certain gain contingencies. In addition, the First Lien Term Loan required mandatory prepayment of amounts equal to Excess Cash Flow (as defined in the Credit Agreement governing the First Lien Term Loan). No mandatory prepayments were required or made in fiscal 2014. For fiscal 2015, a mandatory prepayment related to Excess Cash Flow of $13,407 was made on April 6, 2016. However, certain debt holders exercised their option to reject the prepayment and $2.8 million of the payment was returned to the Company.

Pursuant to the Term Loans, the Company was required to satisfy non-financial covenants including, but not limited to, restrictions on incurrence of indebtedness and liens, declaration and payment of distributions, making fundamental changes to the business and disposing of assets. The Company was in compliance with all such covenants as of January 2, 2016 and January 3, 2015. The Company is currently not subject to financial maintenance covenants except under certain conditions which have not been met.

During fiscal 2014, the revolving line of credit facility had a maximum borrowing limit of $150,000. In fiscal 2015, the maximum borrowing limit was increased to $175,000 and the maximum borrowing base limits were further subject to a borrowing base limitation derived from applying defined calculations to inventory and accounts receivable balances.

At January 2, 2016 and January 3, 2015, availability under the facility was as follows:

	January 2, 2016	January 3, 2015
Borrowing base limitation	$130,941	$147,104
Less: outstanding letters of credit	5,498	6,953
Less: revolving line of credit advances	—	28,705

Net availability	$125,443	$111,446

At January 3, 2015, the interest rate for borrowings on the revolving line of credit was 4.00% (base rate 3.25% plus 0.75% margin).

Future maturities of total debt excluding capital leases, were as follows as of January 2, 2016:

Fiscal Year
2016	$24,136
2017	1,249,697

1,273,833
Less: amounts representing interest resulting from amortization of original issue discount	(5,065)

$1,268,768